Trade and Other Payables (Tables)	12 Months Ended
Sep. 30, 2023
Trade and other payables [abstract]
Summary of Trade and Other Payables

Trade and other payables comprised the following at September 30, 2023 and September 30, 2022:

(in USD)	September 30, 2023	September 30, 2022
Accounts payable and accrued liabilities	19,754,628	847,121
Other taxation and social security payable	114,590	10,892
Deferred income	15,299	23,111
Other payables	—	24,008
	19,884,517	905,132